TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Common stock reserved for future issuance (Details) - shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
TEMPORARY REDEEMABLE PREFERRED STOCK
Total shares reserved and available for future issuance of common stock	73,517,552	77,150,622	13,159,256
Warrants
TEMPORARY REDEEMABLE PREFERRED STOCK
Total shares reserved and available for future issuance of common stock	107,813	93,750
Awards outstanding under the 2017 and 2007 Equity Incentive Plans
TEMPORARY REDEEMABLE PREFERRED STOCK
Total shares reserved and available for future issuance of common stock	5,856,563	5,984,204	948,464
Awards outstanding under the 2024 Equity Plan
TEMPORARY REDEEMABLE PREFERRED STOCK
Total shares reserved and available for future issuance of common stock	1,315,430
Shares available for future issuance under the convertible debt note
TEMPORARY REDEEMABLE PREFERRED STOCK
Total shares reserved and available for future issuance of common stock	6,477,174
Shares available for future issuance under equity line-of-credit agreement
TEMPORARY REDEEMABLE PREFERRED STOCK
Total shares reserved and available for future issuance of common stock	4,562,859
Shares available for future issuance under the 2024 Equity Incentive Plan
TEMPORARY REDEEMABLE PREFERRED STOCK
Total shares reserved and available for future issuance of common stock	1,218,964	2,708,175	7,795,733
Shares authorized and available for future issuance
TEMPORARY REDEEMABLE PREFERRED STOCK
Total shares reserved and available for future issuance of common stock	53,978,749	68,364,493	436,161